Available-for-sale debt securities	12 Months Ended
Dec. 31, 2024
Proceeds from Sale and Maturity of Debt Securities, Available-for-Sale [Abstract]
Available-for-sale debt securities
4. Available-for-sale debt securities
Available-for-sale debt securities
The cost basis, fair values and gross unrealized gains and losses of available-for-sale debt securities, at fair value are as follows (in thousands):
Table 4.1. Details of Available-for-sale Debt Securities

	December 31, 2024				December 31, 2023
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury securities	$—	$—	$—	$—	$111,379	$40	$(12)	$111,407
U.S. agency bonds	$—	$—	$—	$—	128,520	199	(3)	128,716

Total	$—	$—	$—	$—	$239,899	$239	$(15)	$240,123

The cost basis of available-for-sale debt securities includes an adjustment for the amortization of premium or discount since the date of purchase.
No
provision for credit losses on available-for-sale debt securities was recorded for the years ended December 31, 2024, 2023, and 2022.
The following table presents certain information regarding contractual maturities of our available-for-sale debt securities, at fair value (in thousands):
Table 4.2. Maturities of Available-for sale Debt Securities

Maturity	December 31, 2024				December 31, 2023
	Amortized Cost	% of Total	Fair Value	% of Total	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$—	— %	$—	— %	$152,108	63.0%	$152,183	63.0%
After one year through five years	—	— %	—	— %	87,791	37.0%	87,940	37.0%

Total	$—	— %	$—	— %	$239,899	100.0%	$240,123	100.0%

At December 31, 2024 and 2023, there were
no
available-for-sale debt securities with contractual maturities greater than five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
For the years ended December 31, 2024 and 2023, there were
no
available-for-sale debt securities, at fair value which have unrealized losses for a period in excess of 12 months.
Interest income recognized on available-for-sale debt securities, at fair value is included as a component of
Other income (expense), net
on the accompanying Consolidated Statements of Operations as follows (in thousands):
Table 4.3. Interest Income on Available-for-sale Debt Securities

	Year ended December 31,
	2024	2023	2022
Interest income	$8,452	$5,771	$482,684